Provisions (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Provisions [abstract]
Balance, period start	$ 733	$ 561
Arising during the year	55	208
Utilized	(146)	(36)
Balance, period end	$ 642	$ 733